UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Michael W. Stockton

International Growth and Income Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 87.42% Financials 27.46%	Shares	Value (000)
AXA SA	9,783,200	$241,079
HSBC Holdings PLC (GBP denominated)	9,006,896	91,420
HSBC Holdings PLC (HKD denominated)	5,642,396	57,806
Sun Hung Kai Properties Ltd.	9,296,402	131,816
Banco Santander, SA1	12,179,914	117,086
Sumitomo Mitsui Financial Group, Inc.	2,830,000	115,367
Shinsei Bank, Ltd.	47,778,000	102,374
Eurobank Ergasias SA1	252,821,128	99,630
Bankia, SA1	53,300,000	99,500
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	7,300,200	98,772
Suncorp Group Ltd.	6,450,000	79,288
ICICI Bank Ltd.	1,993,000	46,261
ICICI Bank Ltd. (ADR)	650,000	31,915
Link Real Estate Investment Trust	13,415,418	77,315
Prudential PLC	3,392,472	75,676
Svenska Handelsbanken AB, Class A	1,569,000	73,819
BNP Paribas SA	1,037,530	68,825
Swedbank AB, Class A	2,430,000	61,188
Allianz SE	319,100	51,730
Genworth Mortgage Insurance Australia Ltd.	17,100,000	51,204
HDFC Bank Ltd.	1,939,694	27,407
HDFC Bank Ltd. (ADR)	470,307	21,907
Aegon NV	5,870,000	48,429
Piraeus Bank SA1	26,507,881	44,864
Fairfax Financial Holdings Ltd.	94,800	42,301
Brookfield Property Partners LP	1,950,000	41,086
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,165,000	38,780
Fibra Uno Administración, SA de CV	11,550,000	38,020
China Overseas Land & Investment Ltd.	12,898,000	33,188
Intesa Sanpaolo SpA	10,621,500	32,278
UniCredit SpA	4,015,000	31,745
Barclays PLC	8,600,000	31,711
SEGRO PLC	5,285,000	31,110
Bank of the Philippine Islands	13,533,159	29,553
Investment AB Kinnevik, Class B	810,000	29,264
Sampo Oyj, Class A	595,000	28,858
AEON Financial Service Co., Ltd.	1,340,000	28,675
Tokyo Tatemono Co., Ltd.	3,475,000	28,104
Mizuho Financial Group, Inc.	14,100,000	25,185
ING Groep NV, depository receipts[1]	1,730,000	24,713
Agricultural Bank of China, Class H	48,426,000	21,454
Toronto-Dominion Bank	420,000	20,727
Bank of Nova Scotia	303,019	18,742
Sumitomo Mitsui Trust Holdings, Inc.	3,527,000	14,680
AIA Group Ltd.	2,837,600	14,672
ORIX Corp.	900,000	12,416
International Growth and Income Fund — Page 1 of 10

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria, SA	911,371	$10,994
Banco Espírito Santo, SA1,2	22,680,000	—
		2,542,934
Energy 8.81%
Royal Dutch Shell PLC, Class B	3,908,000	154,395
TOTAL SA	2,077,896	135,030
Enbridge Inc.	2,220,520	106,292
China Petroleum & Chemical Corp., Class H	113,320,000	99,239
Galp Energia, SGPS, SA, Class B	4,104,103	66,714
Keyera Corp.	800,000	64,453
Paramount Resources Ltd.[1]	1,050,000	60,143
Crescent Point Energy Corp.	1,260,000	45,474
Baytex Energy Corp.	886,190	33,511
BG Group PLC	1,560,000	28,831
Coal India Ltd.	4,000,000	22,108
		816,190
Consumer discretionary 8.22%
Dixons Carphone PLC	13,450,000	79,870
SES SA, Class A (FDR)	2,175,000	75,203
ProSiebenSat.1 Media AG	1,768,000	70,453
Don Quijote Holdings Co., Ltd.	960,000	55,057
Wynn Macau, Ltd.	16,445,200	52,312
Toyota Motor Corp.	886,000	52,211
OPAP SA	3,541,748	46,300
SJM Holdings Ltd.	24,000,000	45,745
Eutelsat Communications SA	1,340,000	43,268
Daily Mail and General Trust PLC, Class A, nonvoting	3,132,000	38,893
HUGO BOSS AG	285,631	35,701
Fuji Media Holdings, Inc.	2,250,000	33,460
Liberty Global PLC, Class C1	411,387	16,873
Liberty Global PLC, Class A1	164,989	7,019
Zee Entertainment Enterprises Ltd.	4,680,000	23,805
Honda Motor Co., Ltd.	687,000	23,803
Christian Dior SA	128,800	21,588
Industria de Diseño Textil, SA	500,000	13,815
Nokian Renkaat Oyj	450,000	13,573
Cie. Financière Richemont SA, Class A	147,000	12,064
		761,013
Information technology 7.61%
Taiwan Semiconductor Manufacturing Co. Ltd.	50,521,506	199,299
AAC Technologies Holdings Inc.	17,242,000	100,145
Murata Manufacturing Co., Ltd.	780,000	88,686
Quanta Computer Inc.	26,454,835	67,138
STMicroelectronics NV	8,442,975	65,263
ASM Pacific Technology Ltd.	4,958,000	49,070
Alcatel-Lucent[1]	11,687,800	36,271
Nintendo Co., Ltd.	253,400	27,564
Infosys Ltd.	430,799	26,142
Wirecard AG	697,000	25,755
ASML Holding NV	200,000	19,911
		705,244
International Growth and Income Fund — Page 2 of 10

unaudited
Common stocks Industrials 7.07%	Shares	Value (000)
Abertis Infraestructuras, SA, Class A	4,400,300	$86,924
Adecco SA	1,130,000	76,758
Wolseley PLC	1,112,684	58,480
Geberit AG1	170,700	55,213
Meggitt PLC	7,428,525	54,337
BAE Systems PLC	6,576,000	50,265
Marubeni Corp.	5,725,000	39,192
Randstad Holding NV	698,137	32,502
Airbus Group NV	500,000	31,463
Siemens AG	248,500	29,620
Edenred SA	1,055,000	26,031
KONE Oyj, Class B	595,000	23,913
International Consolidated Airlines Group, SA (CDI)[1]	3,993,000	23,763
Schneider Electric SE	272,280	20,909
Ryanair Holdings PLC (ADR)[1]	360,000	20,315
Singapore Technologies Engineering Ltd	6,546,000	18,729
Mitsubishi Corp.	333,100	6,821
		655,235
Utilities 5.84%
EDP - Energias de Portugal, SA	44,728,471	195,188
Power Assets Holdings Ltd.	15,566,500	137,625
National Grid PLC	4,487,744	64,605
Power Grid Corp. of India Ltd.	27,020,050	59,172
GDF SUEZ	1,706,000	42,793
Enagás, SA	733,281	23,645
CLP Holdings Ltd.	1,550,000	12,446
E.ON SE	275,000	5,035
		540,509
Health care 5.78%
Novartis AG	2,427,000	229,176
AstraZeneca PLC	1,905,000	137,167
Sanofi	306,258	34,644
Novo Nordisk A/S, Class B	650,000	31,102
GlaxoSmithKline PLC	1,350,000	30,924
Roche Holding AG	102,000	30,246
Smith & Nephew PLC	1,520,000	25,627
Bayer AG	115,000	16,108
		534,994
Consumer staples 5.46%
British American Tobacco PLC	2,670,300	150,734
Imperial Tobacco Group PLC	1,970,000	85,079
Nestlé SA	906,000	66,666
LAWSON, INC.	568,000	39,722
Casino, Guichard-Perrachon SA	341,000	36,726
Pernod Ricard SA	265,800	30,094
Shiseido Co., Ltd.	1,400,000	23,098
Wesfarmers Ltd.	600,000	22,148
Shoprite Holdings Ltd.	1,449,300	17,980
Unilever NV, depository receipts	423,000	16,846
President Chain Store Corp.	2,317,000	16,605
		505,698
International Growth and Income Fund — Page 3 of 10

unaudited
Common stocks Telecommunication services 5.01%	Shares	Value (000)
Orange	8,490,000	$127,661
HKT Trust and HKT Ltd., units	56,275,128	67,981
KDDI Corp.	1,095,000	65,825
China Telecom Corp. Ltd., Class H	79,460,000	48,710
OJSC Mobile TeleSystems (ADR)	2,880,900	43,041
BT Group PLC	5,779,000	35,563
Globe Telecom, Inc.	847,930	30,666
SoftBank Corp.	340,000	23,836
Hellenic Telecommunications Organization SA1	1,586,200	20,836
		464,119
Materials 4.41%
L’Air Liquide SA2	273,152	33,317
L’Air Liquide SA, non-registered shares	220,049	26,840
L’Air Liquide SA, bonus shares[2]	118,891	14,502
Potash Corp. of Saskatchewan Inc.	1,740,000	60,134
Glencore PLC	9,264,056	51,543
James Hardie Industries PLC (CDI)	4,340,000	45,485
Rio Tinto PLC	750,000	36,859
Amcor Ltd.	3,075,000	30,504
Lafarge SA, non-registered shares	410,000	29,528
Anhui Conch Cement Co. Ltd., Class H	8,615,000	27,515
First Quantum Minerals Ltd.	1,376,600	26,574
Syngenta AG	80,800	25,754
		408,555
Miscellaneous 1.75%
Other common stocks in initial period of acquisition		162,082
Total common stocks (cost: $7,032,563,000)		8,096,573
Preferred securities 0.15% Financials 0.14%
HSBC Holdings PLC, Series 2, 8.00%	472,795	12,595
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		1,273
Total preferred securities (cost: $12,739,000)		13,868
Rights & warrants 0.13% Financials 0.12%
Piraeus Bank, SA, warrants, expire 2018[1]	21,421,842	11,553
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		458
Total rights & warrants (cost: $92,000)		12,011
International Growth and Income Fund — Page 4 of 10

unaudited
Convertible bonds 0.64% Consumer staples 0.42%	Principal amount (000)	Value (000)
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR414,390	$39,015
Financials 0.22%
Bank of Ireland 10.00% convertible notes 2016	€15,000	20,425
Total convertible bonds (cost: $77,819,000)		59,440
Bonds, notes & other debt instruments 1.63% Corporate bonds & notes 0.84% Telecommunication services 0.29%
NII Capital Corp. 10.00% 2016[3]	$5,300	1,563
NII Capital Corp. 7.875% 2019[3,4]	8,600	5,827
NII Capital Corp. 8.875% 2019	4,775	1,432
NII Capital Corp. 11.375% 2019[3,4]	7,200	4,878
NII Capital Corp. 7.625% 2021	69,275	13,509
		27,209
Financials 0.29%
Bank of Ireland 10.24% (undated)	€8,485	11,385
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4,5]	$5,410	6,681
Société Générale, junior subordinated 6.999% (undated)[5]	€6,200	8,866
		26,932
Consumer discretionary 0.23%
Myriad International Holdings 6.00% 2020[4]	$20,000	21,800
Consumer staples 0.03%
British American Tobacco International Finance PLC 9.50% 2018[4]	2,000	2,561
Total corporate bonds & notes		78,502
U.S. Treasury bonds & notes 0.63% U.S. Treasury 0.63%
U.S. Treasury 0.25% 2015	13,450	13,468
U.S. Treasury 0.25% 2015	12,400	12,414
U.S. Treasury 4.00% 2015	31,875	32,345
Total U.S. Treasury bonds & notes		58,227
Bonds & notes of governments & government agencies outside the U.S. 0.16%
Greek Government 2.00%/3.00% 2023[6]	€875	882
Greek Government 2.00%/3.00% 2024[6]	875	862
Greek Government 2.00%/3.00% 2025[6]	875	829
Greek Government 2.00%/3.00% 2026[6]	875	801
Greek Government 2.00%/3.00% 2027[6]	875	781
Greek Government 2.00%/3.00% 2028[6]	875	762
Greek Government 2.00%/3.00% 2029[6]	875	751
Greek Government 2.00%/3.00% 2030[6]	875	735
Greek Government 2.00%/3.00% 2031[6]	875	724
Greek Government 2.00%/3.00% 2032[6]	875	712
Greek Government 2.00%/3.00% 2033[6]	875	704
Greek Government 2.00%/3.00% 2034[6]	875	694
Greek Government 2.00%/3.00% 2035[6]	875	690
Greek Government 2.00%/3.00% 2036[6]	875	682
International Growth and Income Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greek Government 2.00%/3.00% 2037[6]	€875	$678
Greek Government 2.00%/3.00% 2038[6]	875	672
Greek Government 2.00%/3.00% 2039[6]	875	667
Greek Government 2.00%/3.00% 2040[6]	875	667
Greek Government 2.00%/3.00% 2041[6]	875	667
Greek Government 2.00%/3.00% 2042[6]	875	667
		14,627
Total bonds, notes & other debt instruments (cost: $165,999,000)		151,356
Short-term securities 10.68%
Bank of Nova Scotia 0.13% due 12/3/2014[4]	$50,000	49,991
Electricité de France 0.14% due 10/8/2014[4]	33,500	33,499
Fannie Mae 0.16% due 7/1/2015	19,500	19,486
Federal Home Loan Bank 0.03%—0.11% due 10/1/2014—2/4/2015	257,400	257,388
Freddie Mac 0.08%—0.11% due 11/21/2014—4/15/2015	111,500	111,483
General Electric Co. 0.06% due 10/1/2014	17,200	17,200
KfW 0.11% due 12/12/2014[4]	8,700	8,699
Mitsubishi UFJ Trust and Banking Corp. 0.15% due 11/4/2014[4]	36,800	36,794
Mizuho Funding LLC 0.19% due 10/8/2014[4]	27,100	27,099
National Australia Funding (Delaware) Inc. 0.13%—0.14% due 10/2/2014—10/3/2014[4]	45,700	45,700
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/20/2014	20,000	19,999
Nordea Bank AB 0.18%—0.23% due 1/29/2015—4/7/2015[4]	65,000	64,932
Québec (Province of) 0.10% due 10/7/2014[4]	58,000	57,999
Thunder Bay Funding, LLC 0.17% due 10/15/2014—1/22/2015[4]	65,090	65,064
Toronto-Dominion Holdings USA Inc. 0.14% due 10/22/2014[4]	56,300	56,297
Toyota Credit Canada Inc. 0.16% due 10/29/2014	30,400	30,399
Victory Receivables Corp. 0.15% due 10/2/2014—10/8/2014[4]	36,900	36,899
Westpac Banking Corp. 0.26% due 6/19/2015[4]	50,000	49,893
Total short-term securities (cost: $988,779,000)		988,821
Total investment securities 100.65% (cost: $8,277,991,000)		9,322,069
Other assets less liabilities (0.65)%		(59,926)
Net assets 100.00%		$9,262,143
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $237,741,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	10/17/2014	Bank of America, N.A.	$29,172	A$31,800	$1,365
Australian dollars	11/18/2014	Bank of New York Mellon	$30,196	A$33,325	1,122
Euros	10/31/2014	Citibank	$49,900	€39,300	251
Euros	12/8/2014	JPMorgan Chase	$39,616	€30,500	1,074
International Growth and Income Fund — Page 6 of 10

unaudited
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Japanese yen	10/6/2014	Bank of America, N.A.	$8,089	¥850,000	$339
Japanese yen	10/10/2014	HSBC Bank	$5,419	¥550,000	404
Japanese yen	11/14/2014	UBS AG	$1,468	¥150,000	100
Japanese yen	11/14/2014	Bank of New York Mellon	$23,488	¥2,400,000	1,599
Japanese yen	11/14/2014	Citibank	$16,636	¥1,700,000	1,131
Japanese yen	11/18/2014	UBS AG	$13,917	¥1,490,000	326
Japanese yen	12/4/2014	Bank of America, N.A.	$5,712	¥600,000	239
					$7,950

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,819,000, which represented .52% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $574,613,000, which represented 6.20% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Step bond; coupon rate will increase at a later date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
International Growth and Income Fund — Page 7 of 10

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with
International Growth and Income Fund — Page 8 of 10

unaudited
the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,542,934	$—	$—	$2,542,934
Energy	816,190	—	—	816,190
Consumer discretionary	761,013	—	—	761,013
Information technology	705,244	—	—	705,244
Industrials	655,235	—	—	655,235
Utilities	540,509	—	—	540,509
Health care	534,994	—	—	534,994
Consumer staples	505,698	—	—	505,698
Telecommunication services	464,119	—	—	464,119
Materials	360,736	47,819	—	408,555
Miscellaneous	162,082	—	—	162,082
Preferred securities	13,868	—	—	13,868
Rights & warrants	12,011	—	—	12,011
Convertible bonds	—	59,440	—	59,440
Bonds, notes & other debt instruments	—	151,356	—	151,356
Short-term securities	—	988,821	—	988,821
Total	$8,074,633	$1,247,436	$—	$9,322,069

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,950	$—	$7,950
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,341,074
Gross unrealized depreciation on investment securities	(311,909)
Net unrealized appreciation on investment securities	1,029,165
Cost of investment securities	8,292,904

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST depository interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
ZAR = South African rand
International Growth and Income Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-1114O-S42247	International Growth and Income Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2014